Segment reporting - Items included in measure of adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Nigeria
Disclosure of operating segments [line items]
Power generation	$ 56.0	$ 71.2	$ 117.7	$ 129.0
Staff costs	9.7	6.7	17.7	16.6
Tower repairs and maintenance	4.8	4.9	9.8	10.2
SSA
Disclosure of operating segments [line items]
Power generation	25.0	16.7	47.7	45.9
Staff costs	8.2	8.6	16.6	16.9
Tower repairs and maintenance	6.9	0.7	12.6	8.5
Latam
Disclosure of operating segments [line items]
Power generation	0.8	2.1	2.0	3.3
Staff costs	5.7	6.5	10.1	13.7
Tower repairs and maintenance	$ 2.4	2.5	$ 4.7	4.3
MENA
Disclosure of operating segments [line items]
Power generation		0.6		1.2
Staff costs		1.5		2.9
Tower repairs and maintenance		$ 0.8		$ 1.5